PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

a.	Property and equipment, net consist of the following:

	December 31,
	2021	2020
Cost:
Computers and software	$5,623	$3,680
Office furniture and equipment	608	557
Electronic equipment	11,178	8,931
Leasehold improvements	4,633	4,594

	22,042	17,762

Accumulated depreciation	7,540	4,517

	$14,502	$13,245

b.	Depreciation expenses for the years ended December 31, 2021, 2020 and 2019, amounted to $3,361, $2,165 and $1,674, respectively.